DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of DISCONTINUED OPERATIONS [Abstract]
Disclosure of detailed information about profit loss on discontinued operations [text block]
The net (loss) earnings from Mesquite for the year ended December 31, 2018 and prior-year comparative periods are as follows:

	Year ended December 31
(in millions of U.S. dollars, except per share amounts)	2018	2017
Revenues	146.1	215.7
Operating expenses	95.6	122.7
Depreciation and depletion (1)	35.4	60.2
Revenue less cost of goods sold	15.1	32.8

Finance income	0.4	-
Finance costs	(0.4)	(0.4)
Other losses	-	(7.4)
Impairment loss on held-for-sale assets	(253.1)	-
(Loss) earnings before taxes	(238.0)	25.0
Income tax recovery (expense)	83.9	31.3
(Loss) earnings from discontinued operations	(154.1)	56.3
1.	Depreciation and depletion relates to Mesquite prior to reclassification as a discontinued operation.

Disclosure of detailed information about cash flows of discontinued operations and prior period comparatives [Text Block]
The following table provides details of the cash flow from operating, investing and financing activities of Mesquite for the year ended December 31, 2018 and prior-year comparative periods:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
OPERATING ACTIVITIES
(Loss) earnings from discontinued operations	(154.1)	56.3
Adjustments for:
Depreciation and depletion	35.4	60.2
Other non-cash adjustments	-	7.4
Income tax (recovery) expense	(83.9)	(31.3)
Finance income	(0.4)	-
Finance costs	0.4	0.4
Impairment loss on held-for-sale assets	253.1	-
	50.5	93.0
Change in non-cash operating working capital	(15.9)	(2.9)
Income taxes received (paid)	2.6	(12.2)
Cash generated from operations	37.2	77.9
INVESTING ACTIVITIES
Mining interests	(4.5)	(12.8)
Interest received	0.4	-
Cash used by investing activities	(4.1)	(12.8)
Change in cash and cash equivalents	33.1	65.1

Disclosure of Detailed Information About Income or Loss From Discontinued Operations [Text Block]	The loss from discontinued operations can be reconciled as follows:

(in millions of U.S. dollars)
RECONCILIATION OF LOSS FROM DISCONTINUED OPERATIONS
Carrying value of net assets held for sale as at December 31, 2017	46.2
Gross proceeds from sale of Peak Mines	58.3
Disposal costs incurred in the period	(2.6)
Other closure adjustments	(10.3)
Total FVLCS (1)	45.4
Loss from discontinued operations, net of tax for the year ended December 31, 2018	(0.8)
1.
In the fourth quarter of 2017, in conjunction with the sale agreement, the Company received a $3.0 million prepayment from the buyer which was recorded as a deferred benefit on the statement of financial position. This deferred benefit was recognized into loss from discontinued operations upon completion of the sale.

The loss from discontinued operations can be reconciled as follows:

(in millions of U.S. dollars)
RECONCILIATION OF LOSS FROM DISCONTINUED OPERATIONS
Loss from discontinued operations, net of tax for the nine months ended September 30, 2018	(153.4)
Carrying value of net assets held for sale as at September 30, 2018	170.2
Gross proceeds from sale of Mesquite	158.0
Disposal costs incurred	(0.9)
Working capital proceeds due, excluding cash and cash equivalents that were not classified as held-for-sale	3.9
Proceeds due from income tax refunds at Mesquite (1)	8.5
Total FVLCS	169.5
Earnings from discontinued operations, net of tax for the three months ended December 31, 2018	(0.7)
Loss from discontinued operations, net of tax for the year ended December 31, 2018	(154.1)
1.	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.